Operating Segments (Sales by Geographical Location of the Customer) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [Line Items]
Sales	$ 5,043	$ 5,271	$ 5,556
% of sales	100.00%	100.00%	100.00%
USA [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 793	$ 840	$ 903
% of sales	16.00%	16.00%	16.00%
China [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 806	$ 802	$ 848
% of sales	16.00%	15.00%	15.00%
Brazil [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 447	$ 581	$ 656
% of sales	9.00%	11.00%	12.00%
United Kingdom [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 336	$ 347	$ 382
% of sales	7.00%	7.00%	7.00%
Germany [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 327	$ 334	$ 365
% of sales	6.00%	6.00%	7.00%
France [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 238	$ 257	$ 267
% of sales	5.00%	5.00%	5.00%
Spain [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 243	$ 249	$ 262
% of sales	5.00%	5.00%	5.00%
Israel [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 260	$ 241	$ 223
% of sales	5.00%	5.00%	4.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 194	$ 178	$ 211
% of sales	4.00%	3.00%	4.00%
Italy [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 114	$ 116	$ 125
% of sales	2.00%	2.00%	2.00%
All others [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,285	$ 1,326	$ 1,314
% of sales	25.00%	25.00%	23.00%